Balances and Transactions in Foreign Currencies - Summary of Balances and Transactions in Foreign Currencies (Detail) € in Millions, $ in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 EUR (€)
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Current assets		$ 80,364			$ 72,440
Noncurrent assets		191,203			190,626
Current liabilities		46,221			42,845
Noncurrent liabilities		$ 97,774			$ 97,764
U.S. dollars
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Current assets	$ 28,851			$ 21,787
Noncurrent assets	14			4
Current liabilities	3,495			2,645
Noncurrent liabilities	$ 52,591			$ 50,969
Euros
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Current assets | €			€ 0			€ 0
Noncurrent assets | €			0			0
Current liabilities | €			205			95
Noncurrent liabilities | €			€ 0			€ 0